12 Months Ended
May. 01, 2015

EQ ADVISORS TRUSTSM

SUPPLEMENT DATED JUNE 19, 2015 TO THE PROSPECTUS DATED MAY 1, 2015

This Supplement updates information contained in the Prospectus dated May 1, 2015 of EQ Advisors Trust (the "Trust"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust's website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information about modifications to the Calvert Social Index®, the underlying index and a benchmark for the EQ/Calvert Socially Responsible Portfolio ("Portfolio"), and portfolio manager changes for the Portfolio.

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Effective June 19, 2015, the Calvert Social Index®, will change its name to the "Calvert U.S. Large Cap Core Responsible Index." All references to the Calvert Social Index® are hereby changed to Calvert U.S. Large Cap Core Responsible Index.

Effective June 19, 2015, the third paragraph of the section of the Prospectus entitled "EQ/Calvert Socially Responsible Portfolio – Class IA, IB and K Shares—Investments, Risks, and Performance—Principal Investment Strategy" is deleted in its entirety and replaced with the following information:

The Calvert U.S. Large Cap Core Responsible Index is composed of companies that meet the Sub-Adviser's responsible investment principles and that are selected from the universe of the 1,000 U.S. companies included in the S-Network U.S. Large Cap 1,000 Index. As of June 15, 2015, the Calvert U.S. Large Cap Core Responsible Index included 722 companies, and the market capitalization ranged from $1.9 billion to $731.3 billion with a weighted average market capitalization of $111.9 billion.

Effective June 19, 2015, the section of the Prospectus entitled "EQ/Calvert Socially Responsible Portfolio – Class IA, IB and K Shares—Investments, Risks, and Performance—Sustainable and Socially Responsible Investment Criteria" is deleted in its entirety and replaced with the following information:

Calvert Responsible Investment Principles: The Portfolio seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address the corporate responsibility and sustainability challenges. Calvert Investment Management, Inc. ("Calvert") believes that most corporations deliver a net benefit to society, through their products and services, creation of jobs and the sum of their behaviors. As a responsible investor, Calvert seeks to invest in companies that provide positive leadership in the areas of their business operations and overall activities that are material to improving societal outcomes, including those that will affect future generations.

Calvert seeks to invest in companies that balance the needs of financial and non-financial stakeholders and demonstrate a commitment to the global commons as well as to the rights of individuals and communities.

The Calvert U.S. Large Cap Core Responsible Index seeks to include companies based on the following principles. These criteria represent standards of behavior which few, if any, organizations totally satisfy. As a matter of practice, evaluation of a particular organization in the context of these criteria will involve subjective judgment by Calvert. All responsible investment criteria may be changed without shareholder approval.

Advance Environmental Sustainability and Resource Efficiency

•	Reduce the negative impact of business operations on the environment

•	Manage water scarcity and ensure efficient and equitable access to clean sources

•	Mitigate impact on all types of natural capital

•	Diminish climate-related risks and reduce their carbon emissions

•	Drive sustainability innovation and resource efficiency through business operations and products and services

Contribute to Equitable Societies and Respect Human Rights

•	Respect consumers by marketing products and services in a fair and ethical manner, maintaining integrity in customer relations and ensuring the security of sensitive consumer data

•	Respect human rights, respect culture and tradition in local communities and economies and respect Indigenous Peoples' Rights

•	Promote diversity and gender equity across workplaces, marketplaces and communities

•	Demonstrate a commitment to employees by ensuring development, communication, appropriate economic opportunity and decent workplace standards

•	Save lives by guaranteeing product safety while promoting public health

Accountable Governance and Build Transparency

•	Provide responsible stewardship of capital in shareholders' best interests

•	Exhibit accountable governance and develop effective boards that reflect expertise and diversity of perspective and provide oversight of sustainability risk and opportunity

•	Integrate environmental and social risks, impacts and performance in material financial disclosures in order to inform shareholders, benefit stakeholders and contribute to company strategy

•	Lift ethical standards in all operations, including in dealings with customers, regulators and business partners

•	Demonstrate transparency and accountability in addressing adverse events and controversies while minimizing risks and building trust

Calvert's commitment to these principles signifies continuing focus on companies with superior corporate responsibility and sustainability. The application of the principles generally precludes investments in companies that:

•	Demonstrate poor environmental performance or compliance records, or contribute significantly to local or global environmental problems.

•	Are the subject of serious labor-related actions or penalties by regulatory agencies or demonstrate a pattern of employing forced, compulsory or child labor.

•	Exhibit a pattern and practice of human rights violations or are directly complicit in human rights violations committed by governments or security forces, including those that are under U.S. or international sanction for grave human rights abuses, such as genocide and forced labor.

•	Exhibit a pattern and practice of violating the rights and protections of Indigenous Peoples.

•	Demonstrate poor corporate governance or engage in harmful or unethical business practices.

•	Manufacture tobacco products.

•	Have significant and direct involvement in the manufacture of alcoholic beverages or gambling operations.

•	Manufacture or sell firearms and/or ammunition.

•	Manufacture, design, or sell weapons or the critical components of weapons that violate international humanitarian law; or manufacture, design, or sell inherently offensive weapons, as defined by the Treaty on Conventional Armed Forces in Europe and the U.N. Register on Conventional Arms, or the munitions designed for use in such inherently offensive weapons.

•	Abuse animals, cause unnecessary suffering and death of animals, or whose operations involve the exploitation or mistreatment of animals.

•	Develop genetically-modified organisms for environmental release without countervailing social benefits such as demonstrating leadership in promoting safety, protection of Indigenous Peoples' rights, the interests of organic farmers and the interests of developing countries generally.

Effective June 19, 2015, the section of the Prospectus entitled "EQ/Calvert Socially Responsible Portfolio – Class IA, IB and K Shares—Investments, Risks, and Performance—Principal Risks" is amended to include the following information:

Responsible Investing Risk: Investing primarily in responsible investments carries the risk that, under certain market conditions, the Portfolio may underperform funds that invest in a broader array of investments. The application of the Calvert Principles may affect the Portfolio's exposure to certain sectors or types of investments and may impact the Portfolio's relative investment performance – positively or negatively – depending on whether such sectors or investments are in or out of favor in the market.